Document and Entity Information	Apr. 06, 2020
Cover [Abstract]
Entity Incorporation State Country Code	DE
Amendment Flag	false
Entity Central Index Key	0000108312
Document Type	8-K
Document Period End Date	Apr. 06, 2020
Entity Registrant Name	WOODWARD, INC.
Entity File Number	000-8408
Entity Tax Identification Number	36-1984010
Entity Address, Address Line One	1081 Woodward Way
Entity Address, City or Town	Fort Collins
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80524
City Area Code	(970)
Local Phone Number	482-5811
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.001455
Trading Symbol	WWD
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false